REVENUE AND OTHER OPERATING INCOME - Narrative (Details)	1 Months Ended						3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) tanker	Apr. 30, 2024 USD ($) vessels	Mar. 31, 2024 USD ($) vessels	Jan. 31, 2024 USD ($) vessels	May 31, 2023 USD ($) vessels	Jan. 31, 2023 USD ($) vessels	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) tanker	Jun. 30, 2023 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Proceeds from sale of vessels								$ 382,350,000	$ 142,740,000
Gain on sale of vessels								94,229,000	21,959,000
Gain on pool arrangements								0	1,283,000
Gain on settlement of claim								$ 0	397,000
SFL Tanker Holding Ltd
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gain on pool arrangements									1,300,000
LR2 Tanker
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of assets on fixed rate time charter | tanker	4							4
VLCC vessels
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of new assets on fixed rate time charter | vessels			1
Duration of time charter			3 years
Time charter daily rate revenue			$ 51,500
Number of vessels sold | vessels				5
Gross proceeds from sale of vessels				$ 290,000,000
Proceeds from sale of vessels								$ 208,000,000
Gain on sale of vessels								68,600,000
Suezmax tanker
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of new assets on fixed rate time charter | vessels		1
Duration of time charter		3 years
Time charter daily rate revenue		$ 32,950
Time charter profit share percentage		50.00%
Gross proceeds from sale of vessels	$ 48,500,000
Suezmax tanker | Other disposals of assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Proceeds from sale of vessels							$ 36,500,000
Gain on sale of vessels							$ 18,000,000
Front Odin
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of vessels sold | vessels				1
Gross proceeds from sale of vessels				$ 45,000,000.0
Proceeds from sale of vessels								32,000,000.0
Gain on sale of vessels								11,800,000
Front Loki
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of vessels sold | vessels			1
Gross proceeds from sale of vessels			$ 46,900,000
Proceeds from sale of vessels								34,000,000.0
Gain on sale of vessels								$ 13,800,000
Front Eminence
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of vessels sold | vessels						1
Gross proceeds from sale of vessels						$ 61,000,000
Gain on sale of vessels									9,900,000
Front Balder
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of vessels sold | vessels						1
Gross proceeds from sale of vessels						$ 39,500,000
Gain on sale of vessels									2,800,000
Front Eminence and Front Balder
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Proceeds from sale of vessels									63,600,000
Front Njord
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of vessels sold | vessels					1
Gross proceeds from sale of vessels					$ 44,500,000
Proceeds from sale of vessels									28,200,000
Gain on sale of vessels									9,300,000
Dewi Maeswara
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gain on settlement of claim									$ 400,000